Stockholders' Equity and Stock-Based Compensation - Stock Option Plan Additional Information (Details) - USD ($)	1 Months Ended							3 Months Ended		12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares underlying stock options granted (in shares)										1,976,750	1,136,650	960,525
Proceeds from issuance of common stock										$ 10,870,000	$ 0	$ 38,760,000
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			641,813					929,364		641,813			2,094,989
2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			174,546					246,130		174,546
Shares underlying stock options granted (in shares)										0
Granted (in shares)										0
Share price (in dollars per share)			$ 16.23			$ 35.75				$ 16.23	$ 20.13	$ 35.75
2014 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)													300,000
Follow on Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)			6,500,000	6,764,705		5,389,515
Share price (in dollars per share)			$ 17.00	$ 17.00		$ 31.00				$ 17.00		$ 31.00
Proceeds from issuance of common stock			$ 103,600,000	$ 107,600,000		$ 156,900,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)		975,000		882,352		550,806
Share price (in dollars per share)		$ 17.00
Proceeds from issuance of common stock		$ 15,600,000
At the Market Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)								0		687,189		1,802,651
Proceeds from issuance of common stock										$ 10,900,000		$ 38,200,000
Stock issuance sales agreement, authorized offering price, maximum					$ 125,000,000.0		$ 75,000,000.0	$ 125,000,000.0
Sale of stock, issuance costs, commission, percentage, maximum					3.00%		3.00%	3.00%
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for purchase under common stock warrants (in shares)	34,113		34,113					0		34,113	34,113
Shares issued upon exercise of warrant (shares)	11,134
Issuance of common stock in connection with At-The-Market offering, net of issuance costs (in shares)								975,000	6,764,705	687,189		1,802,651
Share-based Payment Arrangement | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares underlying stock options granted (in shares)								765,675
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)										1,640,275	373,500	435,525
Restricted Stock | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)								1,261,225		1,640,275
Performance-based Common Stock | 2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)								215,000		865,000
Employee Stock Option | 2014 Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares underlying stock options granted (in shares)								0
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			1,404,005							1,404,005
Employee Stock [Member] | 2014 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)								1,704,005
Weighted Average | At the Market Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)			$ 15.82			$ 22.17				$ 15.82		$ 22.17
Weighted Average | Outstanding common stock warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 14.95							$ 14.95